Statutory and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Share based compensation	€ 2.4	€ 3.7	€ 4.5
Total Directors' emoluments	6.6	11.3	13.4
Audit fees	0.6	0.7	0.5
Audit related fees	0.1
Tax advisory fees	0.1	0.2	0.2
Total fees	0.8	0.9	0.7
Operating lease charges, principally for aircraft	6.7	38.2	83.9
Parent company
Disclosure of transactions between related parties [line items]
Audit fees	1,000.0	1,000.0	1,000.0
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit fees	0.1	0.1	0.1
Tax advisory fees		0.1	0.1
Total fees	0.1	0.2	0.2
Owned
Disclosure of transactions between related parties [line items]
Depreciation of property, plant and equipment held under finance leases	496.5	683.5	633.4
Held under finance lease
Disclosure of transactions between related parties [line items]
Depreciation of property, plant and equipment held under finance leases	5.9	5.9	7.1
Director
Disclosure of transactions between related parties [line items]
Fees	0.5	0.6	0.7
Share based compensation	1.9	2.7	1.9
Other emoluments	0.3	0.9	1.8
Total Directors' emoluments	€ 2.7	€ 4.2	€ 4.4